Income Taxes (Schedule Of Significant Changes To Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Balance at January 1,	$ 1,123	$ 1,069	$ 1,052
Unrecognized tax benefits due to positions taken in current year	453	268	218
Decrease due to expiration of statute of limitations	(228)	(214)	(201)
Balance at December 31,	$ 1,348	$ 1,123	$ 1,069